Investments in Affiliates - Additional Information (Detail) - Kagoshima Mega Solar Power ¥ in Millions	Mar. 31, 2018 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Loans secured by collateral	¥ 16,820
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	¥ 2,034